Interest income and expense - Summary of Consolidated Interest Income and Expense for Both Product and Accounting Categories (Detail) - CAD ($) $ in Millions		3 Months Ended				9 Months Ended
		Jul. 31, 2024	Apr. 30, 2024	Jul. 31, 2023		Jul. 31, 2024	Jul. 31, 2023
Analysis Of Income And Expense [line items]
Interest income	[1]	$ 13,447	$ 12,773	$ 11,619	[2]	$ 38,954	$ 32,562	[2]
Interest expense		9,915	9,492	8,383	[2]	28,892	22,934	[2]
Amortised cost [member]
Analysis Of Income And Expense [line items]
Interest income		11,435	11,032	10,322		33,523	28,810
Interest expense		9,351	8,974	8,006		27,263	21,890
Debt securities measured at fair value through other comprehensive income [member]
Analysis Of Income And Expense [line items]
Interest income		976	905	697		2,748	1,955
Other [member]
Analysis Of Income And Expense [line items]
Interest income		1,036	836	600		2,683	1,797
Interest expense		$ 564	$ 518	$ 377		$ 1,629	$ 1,044

[1]	Interest income included $12.4 billion for the quarter ended July 31, 2024 (April 30, 2024: $11.9 billion; July 31, 2023: $11.0 billion) and $36.3 billion for the nine months ended July 31, 2024 (July 31, 2023: $30.8 billion), calculated based on the effective interest rate method.
[2]	Certain comparative amounts have been restated to reflect the adoption of IFRS 17 in the first quarter of 2024. See Note 1 to the interim consolidated financial statements for additional details.